Cover Page	May 20, 2025
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	SPIRIT AVIATION HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35186
Entity Tax Identification Number	33-3711797
Entity Address, Address Line One	1731 Radiant Drive
Entity Address, City or Town	Dania Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001498710
Amendment Flag	false